Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income/(Loss) Before Income Tax Expense

Income/(loss) before income tax expense is attributable to the following geographic locations:

	For the Year Ended December 31,
	2025	2024	2023
Cayman	$(16,078,341)	$29,501,693	$—
Singapore	89,029,151	301,398	—
Vietnam	(16,139,376)	9,436,467	9,889,155
China	4,616	(503,007)	—
USA	(7,810,814)	3,018,236	—
Ethiopia	3,517,537	(473,230)	—
Total	$52,522,773	$41,281,557	$9,889,155

Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the Year Ended December 31,
	2025	2024	2023
Current income tax expenses
Cayman	$—	$—	$—
Singapore	15,298,124	51,238	—
Vietnam	—	—	—
China	—	—	—
USA	250,224	730,000	—
Ethiopia	—	—	—
Total	$15,548,348	$781,238	$—
Deferred income tax expenses
Cayman	—	—	—
Singapore	(178,107)	—	—
Vietnam	—	—	—
China	—	—	—
USA	—	—	—
Ethiopia	—	—	—
Total	$(178,107)	$—	$—
Total income tax expenses
Cayman	—	—	—
Singapore	15,120,017	51,238	—
Vietnam	—	—	—
China	—	—	—
USA	250,224	730,000	—
Ethiopia	—	—	—
Total	$15,370,241	$781,238	$—

Schedule of Reconciliation of Income Tax Expenses Computed at the Statutory Tax

The reconciliation of income tax expenses computed at the statutory tax rate applicable to income tax expenses is as follows:

	For the Year Ended December 31,
	2025	2024	2023
Net income before tax	$52,522,773	$41,281,557	$9,889,155
Provision for income taxes at Vietnam statutory income tax rate (20%)	10,504,555	8,256,311	1,997,831
Effect of non-deductible expenses	35,977	1,835	99,413
Effect of preferential income taxes	959,597	(1,740,475)	(2,097,244)
Effect of different income tax rates in other jurisdictions	803,732	(5,951,672)	—
Effect of changes in tax rates	—	(259,743)	—
Effect of changes in valuation allowance	2,734,014	474,982	—
Effect of true-up on net operating losses	82,143	—	—
Effect of state income taxes, net of federal benefit*	250,223	—	—
Effective income tax expenses	$15,370,241	$781,238	$—

*	For the year ended December 31, 2025, the Company did not recognize a current federal tax benefit related to state income taxes as it incurred a federal net operating loss.

Schedule of Components of Deferred Taxes

The significant components of deferred taxes were as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Lease liabilities	$6,629,247	$6,900,691
Inventory write down	611,670	249,367
Net operating losses	2,444,363	245,205
Total deferred tax assets	9,685,280	7,395,263
Less: valuation allowance	(3,186,778)	(474,982)
Total deferred tax assets, net of valuation allowance	6,498,502	6,920,281

Deferred tax liabilities:
Right of use assets	(6,320,395)	(6,920,281)
Net deferred tax assets	$178,107	$—

Schedule of valuation allowance

The changes related to valuation allowance are as follows:

	For the Year Ended December 31,
	2025	2024	2023
Balance at beginning of the year	$474,982	$—	$—
Additions	2,853,289	474,982	—
Reversals	(119,275)	—	—
Foreign exchange adjustment	(22,218)	—	—
Balance at end of the year	$3,186,778	$474,982	$—